UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2010

Date of reporting period:  November 30, 2009

Item 1. Schedule of Investments.

PMC Core Fixed Income Fund
Schedule of Investments
November 30, 2009 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 2.32%
Carmax Auto Owner Trust
2008-1, 3.158%, 04/15/2011	56,593	56,610
Continental Airlines, Inc.
2007-1, 5.983%, 10/19/2023	275,000	261,250
Delta Air Lines Inc.
2007-1, 6.821%, 08/10/2022 (a)	175,070	164,128
GNMA
4.500%, 12/20/2039	390,000	410,161
GSAMP Trust
2006-HE5, 0.336%, 08/25/2036	123,469	108,654
SLM Student Loan Trust
2008-6, 0.682%, 10/25/2014	104,048	103,914
UAL Pass through Trust Series 2007-1
Series A, 6.636%, 01/02/2024	395,959	338,545
TOTAL ASSET BACKED SECURITIES (Cost $1,451,208)		$1,443,262

CORPORATE BONDS - 36.57%
Administrative and Support Services - 0.65%
Geo Group, Inc.
7.750%, 10/15/2017 (a)	80,000	81,600
Volvo Treasury AB
5.950%, 04/01/2015 (a)	310,000	324,618
Total Administrative and Support Services		406,218

Air Transportation - 0.60%
Continental Airlines, Inc.
7.250%, 11/10/2019	160,000	161,600
Delta Air Lines Inc.
9.500%, 09/15/2014 (a)	80,000	81,600
7.750%, 12/17/2019	125,000	126,406
Total Air Transportation		369,606

Amusement, Gambling, and Recreation Industries - 0.30%
Peninsula Gaming LLC
8.375%, 08/15/2015 (a)	45,000	44,550
Pinnacle Entertainment, Inc.
8.625%, 08/01/2017 (a)	55,000	55,000
Yonkers Racing Corp.
11.375%, 07/15/2016 (a)	85,000	88,825
Total Amusement, Gambling, and Recreation Industries		188,375

Beverage and Tobacco Product Manufacturing - 0.69%
Altria Group, Inc.
9.700%, 11/10/2018	100,000	123,926
9.950%, 11/10/2038	160,000	207,795
CEDC Finance Corp. International, Inc.
9.125%, 12/01/2016 (a)	100,000	99,366
Total Beverage and Tobacco Product Manufacturing		431,087

Broadcasting (except Internet) - 1.96%
Cablevision Systems Corp.
8.625%, 09/15/2017 (a)	75,000	77,250
CBS Corp.
8.875%, 05/15/2019	65,000	75,645
Cequel Communications Holdings LLC
8.625%, 11/15/2017 (a)	90,000	89,100
COX Communications Inc.
5.450%, 12/15/2014	185,000	201,629
QVC, Inc.
7.500%, 10/01/2019 (a)	55,000	55,275
Time Warner Cable, Inc.
6.750%, 07/01/2018	295,000	329,853
8.250%, 04/01/2019	205,000	249,945
Univision Communications Inc.
12.000%, 07/01/2014 (a)	55,000	60,087
Viacom Inc.
5.625%, 09/15/2019	75,000	80,227
Total Broadcasting (except Internet)		1,219,011

Chemical Manufacturing - 1.78%
The Dow Chemical Co.
5.900%, 02/15/2015	145,000	155,221
8.550%, 05/15/2019	400,000	473,537
Eli Lilly & Co.
5.950%, 11/15/2037	50,000	55,535
Mead Johnson Nutrition Co.
3.500%, 11/01/2014 (a)	145,000	147,588
Sabine Pass LNG LP
7.500%, 11/30/2016	155,000	129,425
Talecris Biotherapeutics Holdings Corp.
7.750%, 11/15/2016 (a)	80,000	80,800
Watson Pharmaceuticals, Inc.
5.000%, 08/15/2014	60,000	62,453
Total Chemical Manufacturing		1,104,559

Clothing and Clothing Accessories Stores - 0.22%
Nordstrom, Inc.
6.750%, 06/01/2014	40,000	45,212
Republic Services, Inc.
5.250%, 11/15/2021 (a)	90,000	91,792
Total Clothing and Clothing Accessories Stores		137,004

Computer and Electronic Product Manufacturing - 0.66%
Tyco International Group SA
4.125%, 10/15/2014	70,000	72,955
WMG Acquisition Corp.
9.500%, 06/15/2016 (a)	80,000	86,400
Xerox Corp.
5.500%, 05/15/2012	235,000	249,186
Total Computer and Electronic Product Manufacturing		408,541

Credit Intermediation and Related Activities - 9.86%
American Express Credit Corp.
5.875%, 05/02/2013	150,000	162,752
5.125%, 08/25/2014	265,000	282,469
Bank of America Corp.
7.375%, 05/15/2014	170,000	191,012
6.500%, 08/01/2016	220,000	234,092
6.000%, 09/01/2017	100,000	103,658
5.650%, 05/01/2018	225,000	227,136
The Bank of New York Mellon Corp.
4.300%, 05/15/2014	110,000	117,633
Citigroup, Inc.
6.125%, 11/21/2017	160,000	161,005
8.500%, 05/22/2019	330,000	373,315
6.875%, 03/05/2038	230,000	223,556
ERAC USA Finance Co.
7.000%, 10/15/2037 (a)	370,000	361,436
General Electric Capital Corp.
5.900%, 05/13/2014	230,000	252,506
6.000%, 08/07/2019	55,000	58,041
5.875%, 01/14/2038	245,000	228,152
HSBC Holdings PLC
6.800%, 06/01/2038	140,000	154,894
JP Morgan Chase Bank NA
6.000%, 10/01/2017	500,000	536,559
PNC Bank NA
6.875%, 04/01/2018	250,000	273,482
Rabobank Nederland NV
4.200%, 05/13/2014 (a)	245,000	259,858
The Royal Bank of Scotland PLC
2.625%, 05/11/2012 (a)	740,000	759,107
4.875%, 08/25/2014 (a)	165,000	170,428
Terra Capital, Inc.
7.750%, 11/01/2019 (a)	60,000	63,900
US Bancorp Corp.
4.200%, 05/15/2014	80,000	84,941
US Bank NA
4.950%, 10/30/2014	250,000	272,221
Wachovia Bank NA
1.396%, 11/03/2014	300,000	275,226
Wells Fargo & Co.
3.750%, 10/01/2014	295,000	297,753
Total Credit Intermediation and Related Activities		6,125,132

Fabricated Metal Product Manufacturing - 0.17%
Freedom Group, Inc.
10.250%, 08/01/2015 (a)	100,000	107,375
Food and Beverage Stores - 0.13%
Delhaize Group SA
5.875%, 02/01/2014	60,000	65,507
Safeway, Inc.
5.000%, 08/15/2019	15,000	15,494
Total Food and Beverage Stores		81,001

Food Manufacturing - 0.34%
General Mills, Inc.
5.650%, 02/15/2019	110,000	120,521
Kraft Foods, Inc.
6.500%, 11/01/2031	85,000	88,810
Total Food Manufacturing		209,331

Food Services and Drinking Places - 0.27%
Yum! Brands, Inc.
5.300%, 09/15/2019	25,000	25,816
6.875%, 11/15/2037	130,000	143,524
Total Food Services and Drinking Places		169,340

Funds, Trusts, and Other Financial Vehicles - 2.45%
Bank of America NA
6.100%, 06/15/2017	330,000	335,465
Barclays Bank PLC
5.000%, 09/22/2016	145,000	150,611
6.750%, 05/22/2019	195,000	221,614
Cascades, Inc.
7.750%, 12/15/2017 (a)	90,000	89,775
HCP, Inc.
6.700%, 01/30/2018	90,000	91,220
Host Hotels & Resorts LP
9.000%, 05/15/2017 (a)	80,000	84,600
JP Morgan Chase Capital XV
5.875%, 03/15/2035	155,000	135,185
JPMorgan Chase & Co.
3.700%, 01/20/2015	205,000	208,816
JPMorgan Chase Capital XXVII
7.000%, 11/01/2039	70,000	70,922
ProLogis
7.375%, 10/30/2019	130,000	132,033
Total Funds, Trusts, and Other Financial Vehicles		1,520,241

Health and Personal Care Stores - 0.60%
CVS Caremark Corp.
5.750%, 06/01/2017	185,000	199,137
6.125%, 09/15/2039	110,000	109,538
Vitamin Shoppe Industries, Inc.
7.940%, 11/15/2012	65,000	65,000
Total Health and Personal Care Stores		373,675

Hospitals - 0.17%
HCA, Inc.
9.250%, 11/15/2016	100,000	106,000
Insurance Carriers and Related Activities - 1.03%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (a)	190,000	194,953
Chubb Corp.
6.500%, 05/15/2038	55,000	64,323
CNA Financial Corp.
7.350%, 11/15/2019	95,000	96,722
Hartford Financial Services Group Inc.
5.375%, 03/15/2017	250,000	246,510
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/2019 (a)	35,000	37,240
Total Insurance Carriers and Related Activities		639,748

Machinery Manufacturing - 0.24%
ACCO Brands Corp.
10.625%, 03/15/2015 (a)	70,000	75,862
Case New Holland, Inc.
7.750%, 09/01/2013 (a)	75,000	75,188
Total Machinery Manufacturing		151,050

Management of Companies and Enterprises - 1.53%
Boise Paper Holdings LLC/Boise Finance Co.
9.000%, 11/01/2017 (a)	50,000	51,250
Ingersoll-Rand Global Holding Co., Ltd.
6.000%, 08/15/2013	125,000	137,529
Majapahit Holding BV
7.750%, 01/20/2020 (a)	100,000	101,375
Morgan Stanley
6.000%, 05/13/2014	100,000	109,077
7.300%, 05/13/2019	100,000	112,918
5.625%, 09/23/2019	430,000	436,333
Total Management of Companies and Enterprises		948,482

Merchant Wholesalers, Durable Goods - 0.31%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%, 10/01/2014 (a)	135,000	139,700
5.875%, 10/01/2019 (a)	50,000	51,842
Total Merchant Wholesalers, Durable Goods		191,542

Merchant Wholesalers, Nondurable Goods - 0.83%
Alliance One International Inc.
10.000%, 07/15/2016 (a)	70,000	73,850
AmerisourceBergen Corp.
4.875%, 11/15/2019	25,000	25,275
Huntsman International LLC
5.500%, 06/30/2016 (a)	75,000	65,437
Lorillard Tobacco Co.
8.125%, 06/23/2019	280,000	310,416
McKesson Corp.
7.500%, 02/15/2019	35,000	42,031
Total Merchant Wholesalers, Nondurable Goods		517,009

Mining (except Oil and Gas) - 0.57%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
8.250%, 12/15/2017 (a)	60,000	59,400
Massey Energy Co.
6.875%, 12/15/2013	75,000	74,250
Newmont Mining Corp.
6.250%, 10/01/2039	150,000	149,006
Teck Resources Ltd.
10.750%, 05/15/2019	60,000	70,350
Total Mining (except Oil and Gas)		353,006

Miscellaneous Manufacturing - 0.07%
CareFusion Corp.
6.375%, 08/01/2019 (a)	40,000	44,413
Motion Picture and Sound Recording Industries - 0.18%
Time Warner, Inc.
6.875%, 05/01/2012	100,000	110,947
Oil and Gas Extraction - 2.08%
Anadarko Petroleum Corp.
5.750%, 06/15/2014	25,000	27,355
5.950%, 09/15/2016	225,000	245,849
Atlas Energy Operating Co LLC/Atlas Energy Finance Corp.
10.750%, 02/01/2018 (a)	50,000	54,625
Cenovus Energy, Inc.
6.750%, 11/15/2039 (a)	80,000	88,234
Devon Energy Corp.
5.625%, 01/15/2014	5,000	5,542
Enterprise Products Operating LLC
6.125%, 10/15/2039	185,000	183,729
Marathon Oil Corp.
7.500%, 02/15/2019	140,000	165,261
Pemex Project Funding Master Trust
5.750%, 03/01/2018	75,000	76,652
Petrobras International Finance Co.
5.750%, 01/20/2020	210,000	214,988
Plains All American Pipeline LP/PAA Finance Corp.
4.250%, 09/01/2012	40,000	41,765
8.750%, 05/01/2019	105,000	129,322
Talisman Energy, Inc.
7.750%, 06/01/2019	50,000	59,974
Total Oil and Gas Extraction		1,293,296

Petroleum and Coal Products Manufacturing - 0.37%
Valero Energy Corp.
6.625%, 06/15/2037	240,000	232,621
Pipeline Transportation - 0.98%
DCP Midstream LLC
9.750%, 03/15/2019 (a)	150,000	183,249
Kinder Morgan Energy Partners LP
6.500%, 09/01/2039	110,000	113,157
Magellan Midstream Partners LP
6.550%, 07/15/2019	15,000	16,836
Midcontinent Express Pipeline LLC
6.700%, 09/15/2019 (a)	130,000	133,024
NGPL Pipeco., LLC
6.514%, 12/15/2012 (a)	145,000	159,764
Total Pipeline Transportation		606,030

Plastics and Rubber Products Manufacturing - 0.23%
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp.
8.250%, 11/15/2015 (a)	85,000	83,938
Goodyear Tire & Rubber Co.
5.010%, 12/01/2009	60,000	60,000
Total Plastics and Rubber Products Manufacturing		143,938

Primary Metal Manufacturing - 0.32%
ArcelorMittal
9.850%, 06/01/2019	75,000	92,558
7.000%, 10/15/2039	110,000	108,832
Total Primary Metal Manufacturing		201,390

Professional, Scientific, and Technical Services - 0.10%
Spirit Aerosystems, Inc.
7.500%, 10/01/2017 (a)	65,000	64,025
Publishing Industries (except Internet) - 0.31%
Belo Corp.
8.000%, 11/15/2016	90,000	91,125
CA, Inc.
5.375%, 12/01/2019	100,000	102,717
Total Publishing Industries (except Internet)		193,842

Rail Transportation - 0.07%
Norfolk Southern Corp.
5.900%, 06/15/2019	40,000	44,881
Rental and Leasing Services - 0.25%
International Lease Finance Corp
5.650%, 06/01/2014	200,000	152,498
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.07%
Goldman Sachs Group, Inc.
7.500%, 02/15/2019	165,000	195,187
6.750%, 10/01/2037	265,000	273,615
Merrill Lynch & Co., Inc.
5.450%, 02/05/2013	185,000	194,523
Total Securities, Commodity Contracts, and Other Financial Investments and Related Activities		663,325

Support Activities for Mining - 0.30%
Basic Energy Services Inc.
11.625%, 08/01/2014	50,000	53,250
Complete Production Services Inc.
8.000%, 12/15/2016	75,000	73,875
Helix Energy Solutions Group Inc.
9.500%, 01/15/2016 (a)	60,000	61,050
Total Support Activities for Mining		188,175

Support Activities for Transportation - 0.43%
Vale Overseas Ltd
5.625%, 09/15/2019	35,000	36,326
6.875%, 11/10/2039	225,000	233,694
Total Support Activities for Transportation		270,020

Telecommunications - 3.11%
America Movil SAB de CV
5.000%, 10/16/2019 (a)	100,000	101,113
American Tower Corp.
7.250%, 05/15/2019 (a)	45,000	50,175
CenturyTel, Inc.
7.600%, 09/15/2039	285,000	284,116
Cincinnati Bell Inc.
8.250%, 10/15/2017	65,000	64,837
Crown Castle International Corp.
7.125%, 11/01/2019	90,000	89,325
Digicel Group Ltd.
8.250%, 09/01/2017 (a)	100,000	98,250
Frontier Communications Corp.
8.125%, 10/01/2018	80,000	80,600
Global Crossing Ltd.
12.000%, 09/15/2015 (a)	55,000	58,850
Hughes Network Systems LLC/HNS Finance Corp.
9.500%, 04/15/2014	65,000	65,975
Intelsat Corporation
9.250%, 06/15/2016	80,000	81,200
News America, Inc.
6.650%, 11/15/2037	70,000	74,103
6.900%, 08/15/2039 (a)	95,000	103,857
Qwest Corp.
8.875%, 03/15/2012	250,000	266,563
7.625%, 06/15/2015	90,000	92,025
SBA Telecommunications, Inc.
8.000%, 08/15/2016 (a)	45,000	46,575
Sinclair Television Group
9.250%, 11/01/2017 (a)	80,000	81,500
Sprint Capital Corp.
8.375%, 03/15/2012	65,000	66,788
Telecom Italia Capital SA
4.950%, 09/30/2014	140,000	147,972
Verizon Communications, Inc.
8.750%, 11/01/2018	60,000	76,284
Total Telecommunications		1,930,108

Transportation Equipment Manufacturing - 0.18%
Embraer Overseas Ltd.
6.375%, 01/15/2020	115,000	112,125
Utilities - 1.01%
Atmos Energy Corp.
8.500%, 03/15/2019	85,000	106,682
Duke Energy Corp.
6.300%, 02/01/2014	55,000	61,406
Energy Transfer Partners LP
9.000%, 04/15/2019	105,000	128,198
EQT Corp.
8.125%, 06/01/2019	60,000	70,190
Exelon Generation Co. LLC
6.250%, 10/01/2039	90,000	94,322
Virginia Electric and Power Co.
5.000%, 06/30/2019	45,000	47,464
8.875%, 11/15/2038	85,000	121,844
Total Utilities		630,106

Water Transportation - 0.15%
Navios Maritime Holdings, Inc./Navios Maritime Finance US Inc.
8.875%, 11/01/2017 (a)	90,000	92,700
TOTAL CORPORATE BONDS (Cost $20,982,906)		$22,731,773

FOREIGN BONDS - 4.75%
Anheuser-Busch InBev Worldwide Inc.
5.375%, 11/15/2014 (a)	225,000	244,177
5.375%, 01/15/2020 (a)	455,000	478,437
ArcelorMittal
6.125%, 06/01/2018	275,000	281,186
BAT International Finance PLC
9.500%, 11/15/2018 (a)	135,000	176,842
Credit Suisse/New York
5.500%, 05/01/2014	100,000	109,803
Danske Bank A/S
2.500%, 05/10/2012 (a)	610,000	628,123
EnCana Corp.
6.500%, 05/15/2019	60,000	67,938
Nexen, Inc.
6.200%, 07/30/2019	20,000	21,445
7.500%, 07/30/2039	65,000	73,351
Svenska Handelsbanken AB
4.875%, 06/10/2014 (a)	210,000	224,864
Swedbank AB
2.900%, 01/14/2013 (a)	320,000	331,869
Telecom Italia Capital SA
6.175%, 06/18/2014	100,000	110,474
WEA Finance LLC
7.500%, 06/02/2014 (a)	185,000	205,930
TOTAL FOREIGN BONDS (Cost $2,697,006)		$2,954,439

MORTGAGE BACKED SECURITIES - 48.29%
Banc of America Commerical Mortgage Inc.
2002-PB2, 6.186%, 06/11/2035	253,000	267,294
2007-1, 5.451%, 01/15/2049	200,000	177,078
Banc of America Funding Corp.
2006-A, 5.799%, 02/20/2036	148,036	86,757
Bear Stearns Commerical Mortgage Securities
A-2, 6.460%, 10/15/2036	230,000	243,373
FLT, 5.298%, 10/12/2042	430,000	435,706
A-4, 5.331%, 02/11/2044	155,000	133,188
Commercial Mortgage Loan Trust
FLT, 6.221%, 12/10/2049	225,000	192,520
Credit Suisse Mortgage Capital Certificates
2007-C3, 5.723%, 06/15/2039	200,000	158,877
2006-C4, 4.771%, 09/15/2039	140,440	142,808
CS First Boston Mortgage Securities Corp.
2005-C2, 4.832%, 04/15/2037	200,000	197,878
Federal National Mortgage Association
4.500%, 12/01/2018	770,000	806,815
Pool #000TBA, 6.000%, 12/01/2037	1,285,000	1,377,561
6.500%, 12/01/2037	210,000	226,866
000TBA, 6.500%, 12/01/2037	510,000	550,960
Pool #000TBA, 5.500%, 01/01/2038	3,200,000	3,393,501
6.000%, 01/13/2039	1,335,000	1,427,825
FHLMC
Pool #1H-2617, 5.767%, 05/01/2036	592,882	625,808
Pool #1J-1346, 5.596%, 11/01/2036	197,009	208,257
Pool #1G-1509, 5.344%, 02/01/2037	204,420	215,387
5.735%, 04/01/2037	446,169	475,121
FHLMC Gold
Pool #G1-3122, 5.000%, 04/01/2023	42,010	44,686
Pool #G0-3072, 5.000%, 11/01/2036	428,121	449,904
Pool #A7-2203, 5.500%, 02/01/2038	158,064	168,496
Pool #G0-4449, 5.500%, 07/01/2038	244,281	260,403
Pool #G0-4471, 5.500%, 07/01/2038	117,538	125,295
Pool #A8-2657, 5.500%, 10/01/2038	208,950	222,740
Pool #A8-2134, 6.000%, 10/01/2038	98,894	106,226
Pool #G0-5164, 5.500%, 11/01/2038	394,075	420,413
FHLMC REMICS
Series 2975, 5.500%, 09/15/2027	219,000	227,678
Series 3152, 6.000%, 11/15/2030	263,000	278,673
Series 3003, 4.750%, 12/15/2034	111,570	116,391
First Union National Bank Commercial Mortgage
A-2, 7.841%, 05/15/2032	41,019	41,213
FNMA
Pool #897512, 5.000%, 12/01/2021	581,310	620,736
Pool #735581, 5.000%, 06/01/2035	2,676,216	2,816,979
Pool #990906, 5.500%, 10/01/2035	1,571,422	1,678,169
Pool #889839, 5.500%, 12/01/2035	1,565,341	1,671,674
Pool #831922, 5.500%, 11/01/2036	133,716	142,527
Pool #952572, 5.500%, 09/01/2037	60,994	64,965
Pool #981566, 5.000%, 05/01/2038	24,412	25,645
Pool #889579, 6.000%, 05/01/2038	1,878,481	2,017,569
Pool #934305, 5.000%, 06/01/2038	1,016,060	1,067,381
Pool #975737, 5.000%, 09/01/2038	45,671	47,978
6.000%, 09/01/2038	1,420,951	1,525,274
FNMA REMICS
Series 2006-22, 4.500%, 08/25/2023	100,000	104,804
Series G93-39, 6.500%, 12/25/2023	115,427	126,940
2007-14, 5.500%, 04/25/2027	118,000	127,696
Series 2006-112, 5.500%, 07/25/2034	202,575	216,914
GE Capital Commercial Mortgage Corp.
Series 2002-2, 4.970%, 08/11/2036	95,891	99,973
GNMA
Series 2009-45, 5.000%, 12/20/2029	363,791	381,314
Series 2005-58, 4.500%, 08/20/2035	25,347	26,539
4.500%, 12/20/2039	285,000	303,035
Greenwich Capital Commercial Funding Corp.
A-4, 5.736%, 12/10/2049	45,000	39,450
GS Mortgage Securities Corp. II
Series 2007-GG10, 5.778%, 08/10/2045	230,000	235,421
2007-GG10, 5.999%, 08/10/2045	540,000	446,036
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CIBC18, 5.440%, 06/12/2047	225,000	194,224
Series 2007-CIBC20, 5.794%, 02/12/2051	200,000	175,334
Series 2007-LDP12, 5.882%, 02/15/2051	200,000	172,545
LB-UBS Commercial Mortgage Trust
A-5, 6.133%, 12/15/2030	210,000	222,475
Series 2002-C7, 4.960%, 12/15/2031	100,000	104,931
Merrill Lynch Mortgage Investors Inc.
Pool #2006A1, 5.681%, 03/25/2036	144,575	85,768
Merrill Lynch/Countrywide Commerical Mortgage Trust
Series 2007-8, 6.155%, 08/12/2049	100,000	88,970
Morgan Stanley Capital I
A-4, 5.150%, 06/13/2041	350,000	361,295
Series A-5, 4.780%, 12/13/2041	200,000	201,816
Wachovia Bank Commercial Mortgage Trust
2005-C19, 4.516%, 05/15/2044	222,306	222,397
2005-C19, 4.661%, 05/15/2044	281,000	282,577
2007-C31, 5.509%, 04/15/2047	200,000	160,888
Series 2007-C32, 5.929%, 06/15/2049	175,000	145,943
TOTAL MORTGAGE BACKED SECURITIES (Cost $29,557,566)		$30,011,880

U.S. GOVERNMENT AGENCY ISSUES - 2.02%
FHLB
5.500%, 07/15/2036	5,000	5,359
GNMA
Pool #782248X, 5.500%, 10/15/2034	1,163,578	1,246,094
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,190,528)		$1,251,453

US GOVERNMENT NOTE/BONDS - 8.09%
U.S. Treasury Inflation Indexed Bonds
3.000%, 07/15/2012	114,110	123,836
2.375%, 01/15/2017	2,570,389	2,836,062
U.S. Treasury Note/Bonds
0.750%, 11/30/2011	315,000	315,616
1.375%, 11/15/2012	595,000	599,881
2.375%, 10/31/2014	150,000	152,872
0.081%, 08/15/2019	125,000	175,830
4.250%, 05/15/2039	230,000	231,833
4.500%, 08/15/2039	565,000	593,780
TOTAL US GOVERNMENT NOTE/BONDS (Cost $4,758,751)		$5,029,710

SHORT TERM INVESTMENTS - 9.20%
AIM STIT Treasury Portfolio	1,513,467	1,513,467
Fidelity Institutional Government Portfolio	1,739,788	1,739,788
First American Government Obligations Fund	1,393,665	1,393,665
First American Treasury Obligations Fund	1,072,652	1,072,652
TOTAL SHORT TERM INVESTMENTS (Cost $5,719,572)		$5,719,572

Total Investments (Cost $66,357,537) - 111.24%		69,142,089
Liabilities in Excess of Other Assets - (11.24)%		(6,988,215)
TOTAL NET ASSETS - 100.00%		$62,153,874

Percentages are stated as a percent of net assets.
(a)	Restricted securitiesas defined in Rule 144(a) under the Securities Act of 1933. Such securities are deemed to be liquid.

Variable rate security; the rate shown represents the rate at November 30, 2009.

The cost basis of investments for federal income tax purposes at November 30, 2009 was as follows*:

Cost of investments		$ 66,357,537
Gross unrealized appreciation - Futures		20,280
Gross unrealized appreciation		3,226,166
Gross unrealized depreciation - Futures		(37,436)
Gross unrealized depreciation		(441,615)
Net unrealized appreciation		$ 2,767,396

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at November 30, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Asset Backed Securities	$ -	$ 1,443,262	$ -	$ 1,443,262
Corporate Bonds	-	22,731,773	-	22,731,773
Foreign Bonds	-	2,954,439	-	2,954,439
Mortgage Backed Securities	-	30,011,880	-	30,011,880
U.S. Government Agency Issues	-	1,251,453	-	1,251,453
U.S. Government Note/Bonds	-	5,029,710	-	5,029,710
Total Equity	-	63,422,517	-	63,422,517

Short-Term Investments	5,719,572	-	-	5,719,572

Total Investments in Securities	$ 5,719,572	$ 63,422,517	$ -	$ 69,142,089

Other Financial Instruments*	$ (17,156)	$ -	$ -	$ (17,156)

* Other financial instruments are derivative instruments not reflected in the the Portfolio of Investments, such as futures contracts, which are valued at the net appreciation/depreciation on open contracts.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2009 was as follows:

Derivatives not accounted for
as hedging instruments
under statement 133	Fair Value
Future Contracts	$6,466,492
Total	$6,466,492

The Effect of Derivative Instruments on income for the period September 1, 2009 through November 30, 2009 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period Sept. 1, 2009
as hedging instruments	through
under statement 133	November 30, 2009
Future Contracts	$(37,752)
Total	$(37,752)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period Sept. 1, 2009
as hedging instruments	through
under statement 133	November 30, 2009
Future Contracts	$(5,978)
Total	$(5,978)

PMC Core Fixed Income Fund
Schedule of Open Futures Contracts
November 30, 2009 (Unaudited)
	Number			Unrealized
	of Contracts	Contract	Settlement	Appreciation
Description	Sold	Value	Month	Depreciation
U.S. 10 Year Note Future	17	2,038,938	Mar. 2010	(20,896)
U.S. 5 Year Note Future	14	1,641,719	Mar. 2010	(16,540)
Total Futures Contracts Sold		$ 3,680,656		$ (37,436)

	Number			Unrealized
	of Contracts	Contract	Settlement	Appreciation
Description	Purchased	Value	Month	Depreciation
Canada 10 Year Bond Future	8	919,992	Mar. 2010	12,710
U.S. 2 Year Note Future	8	1,743,125	Mar. 2010	5,111
U.S. Long Bond Future	1	122,719	Mar. 2010	2,459
Total Futures Contracts Purchased		$ 2,785,836		$ 20,280

PMC Diversified Equity Fund
Schedule of Investments
November 30, 2009 (Unaudited)

		Shares	Value
COMMON STOCKS - 96.20%
Administrative and Support Services - 0.77%
Emdeon, Inc. (a)		410	6,187
Experian PLC - ADR		37,700	359,281
Kforce, Inc. (a)		8,010	103,729
Total Administrative and Support Services			469,197

Air Transportation - 0.13%
Bristow Group, Inc. (a)		2,350	80,652
Ambulatory Health Care Services - 0.13%
Psychiatric Solutions, Inc. (a)		3,575	79,222
Amusement, Gambling, and Recreation Industries - 0.12%
Bally Technologies, Inc. (a)		1,745	72,470
Apparel Manufacturing - 0.44%
G-III Apparel Group Ltd. (a)		4,175	70,850
Jones Apparel Group, Inc.		3,315	56,189
Perry Ellis International, Inc. (a)		3,845	53,753
Phillips-Van Heusen Corp.		2,245	89,800
Total Apparel Manufacturing			270,592

Beverage and Tobacco Product Manufacturing - 3.22%
Anheuser Busch InBev NV - ADR (a)		4,600	231,334
Coca Cola Co.		4,000	228,800
Coca Cola Enterprises, Inc.		10,200	200,430
Diageo PLC - ADR		3,200	216,352
Dr. Pepper Snapple Group, Inc. (a)		6,733	176,337
Molson Coors Brewing Co.		4,062	183,643
PepsiCo, Inc.		9,291	578,086
Philip Morris International, Inc.		3,128	150,426
Total Beverage and Tobacco Product Manufacturing			1,965,408

Broadcasting (except Internet) - 0.76%
Comcast Corp.		13,381	196,299
Jupiter Telecommunication Co. Ltd. - ADR		4,300	267,890
Total Broadcasting (except Internet)			464,189

Building Material and Garden Equipment and Supplies Dealers - 0.07%
Titan Machinery, Inc. (a)		3,765	42,281
Chemical Manufacturing - 10.89%
A Schulman, Inc.		4,125	67,320
Abbott Labs		2,042	111,269
Alkermes, Inc. (a)		7,795	69,999
Amgen, Inc. (a)		7,299	411,299
Bristol-Myers Squibb Co.		19,272	487,774
Cameco Corp.		9,300	267,840
Chattem, Inc. (a)		1,640	107,978
Eastman Chemical Co.		1,500	90,180
Eurand NV (a)		6,362	76,026
Forest Laboratories, Inc. (a)		4,700	144,102
Fresenius Medical Care AG & Co., - ADR		5,800	307,980
Genzyme Corp. (a)		2,900	147,030
Gilead Sciences, Inc. (a)		4,650	214,132
Hospira, Inc. (a)		2,500	117,375
Johnson & Johnson		7,939	498,887
Kao Corp. - ADR (a)		530	128,647
Martek Biosciences Corp. (a)		2,000	34,800
Medivation, Inc. (a)		895	27,476
Merck & Co., Inc. (a)		8,308	300,833
Mylan, Inc. (a)		14,950	267,156
Novartis AG - ADR		4,200	233,520
Novo Nordisk AS - ADR		6,300	420,336
Olin Corp.		5,095	85,443
Onyx Pharmaceuticals, Inc. (a)		3,525	100,850
Pfizer, Inc.		15,559	282,707
Praxair, Inc.		1,466	120,256
Procter & Gamble Co.		4,693	292,609
Quidel Corp. (a)		4,560	57,319
Regeneron Pharmaceuticals Inc. (a)		4,740	86,979
Roche Holding AG - ADR		7,100	290,398
Rockwood Holdings, Inc. (a)		3,815	85,876
Shuffle Master, Inc. (a)		6,705	54,780
Sociedad Quimica y Minera de Chile SA - ADR		7,700	290,906
Terra Industries, Inc.		4,300	165,894
Warner Chilcott PLC (a)		5,300	130,274
West Pharmaceutical Services Inc.		2,115	81,533
Total Chemical Manufacturing			6,657,783

Clothing and Clothing Accessories Stores - 0.85%
Citi Trends, Inc. (a)		2,945	80,340
DSW, Inc. (a)		3,305	77,139
Gap, Inc.		11,158	239,004
Gymboree Corp. (a)		2,270	90,618
JOS A Bank Clothiers, Inc. (a)		860	35,097
Total Clothing and Clothing Accessories Stores			522,198

Computer and Electronic Product Manufacturing - 9.03%
Alcatel-Lucent - ADR (a)		32,900	109,886
Amkor Technology, Inc. (a)		9,685	53,752
Apple, Inc. (a)		3,702	740,067
Applied Micro Circuits Corp. (a)		7,705	57,248
Arris Group, Inc. (a)		5,335	53,297
Atheros Communications, Inc. (a)		3,140	89,396
Celera Corp. (a)		9,810	61,214
Cisco Systems, Inc. (a)		20,707	484,544
Dolby Laboratories, Inc. (a)		2,700	120,744
EMC Corp. (a)		6,685	112,508
FARO Technologies, Inc. (a)		3,905	76,187
FLIR Systems, Inc. (a)		4,950	142,065
Garmin Ltd.		3,850	115,038
Harman International Industries, Inc.		3,648	137,201
Hewlett-Packard Co.		8,732	428,392
Intel Corp.		2,603	49,978
International Business Machines Corp.		6,572	830,372
IPG Photonics Corp. (a)		3,295	49,326
IXYS Corp. (a)		8,020	51,649
Micron Technology, Inc. (a)		7,450	56,024
Millipore Corp. (a)		1,750	119,175
Netgear, Inc. (a)		4,055	80,492
Northrop Grumman Corp.		6,451	353,515
Plantronics Inc.		1,440	33,336
QUALCOMM, Inc.		3,381	152,145
Raytheon Co.		1,900	97,907
Rofin-Sinar Technologies Inc. (a)		2,824	64,331
SanDisk Corp. (a)		5,400	106,488
Semtech Corp. (a)		4,665	74,733
Tekelec (a)		6,020	85,604
Texas Instruments, Inc.		10,850	274,396
Viasat, Inc. (a)		3,470	106,355
Western Digital Corp. (a)		4,150	152,886
Total Computer and Electronic Product Manufacturing			5,520,251

Construction of Buildings - 0.29%
Sun Hung Kai Properties Ltd. - ADR		8,300	122,093
Tutor Perini Corp. (a)		3,225	53,599
Total Construction of Buildings			175,692

Couriers and Messengers - 0.57%
TNT NV - ADR		11,900	348,075
Credit Intermediation and Related Activities - 9.79%
Ameriprise Financial Inc.		7,940	302,673
Banco Santander Sa - ADR		22,600	390,980
Bank Of America Corp.		21,328	338,049
Bank Of New York Mellon Corp.		8,466	225,534
Barclays PLC - ADR (a)		14,200	280,166
Credit Suisse Group AG - ADR		4,600	241,086
Discover Financial Services		20,120	311,055
Fifth Third Bancorp		11,797	118,914
Flushing Financial Corp.		5,625	61,368
H&R Block, Inc.		9,246	187,694
HSBC Holdings PLC - ADR		9,000	531,090
Independent Bank Corp./Rockland MA		2,505	51,227
JPMorgan Chase & Co.		11,420	485,236
National Bank of Greece SA - ADR		32,800	198,112
PNC Financial Services Group Inc.		4,997	284,879
Prosperity Bancshares, Inc.		2,760	109,931
Provident Financiall Services, Inc.		7,150	75,647
Societe Generale - ADR		13,100	185,365
State Street Corp.		8,526	352,124
Swedbank AB - ADR		22,600	220,124
TCF Financial Corp.		4,190	55,056
Texas Capital Bancshares Inc. (a)		3,915	56,846
Trustmark Corp.		4,430	84,879
United Overseas Bank Ltd. - ADR		10,300	279,954
US Bancorp		8,322	200,810
Webster Financial Corp.		4,920	62,631
Wells Fargo & Co.		10,521	295,009
Total Credit Intermediation and Related Activities			5,986,439

Data Processing, Hosting and Related Services - 0.11%
Knology, Inc. (a)		6,815	67,196
Educational Services - 0.13%
Lincoln Educational Services Corp. (a)		3,630	80,296
Electrical Equipment, Appliance, and Component Manufacturing - 1.05%
ABB Ltd. - ADR		8,929	163,936
Alstom SA - ADR (a)		17,700	123,546
Emerson Electric Co.		3,300	136,653
GrafTech International Ltd. (a)		5,905	86,863
Schneider Electric SA - ADR		12,000	133,800
Total Electrical Equipment, Appliance, and Component Manufacturing			644,798

Electronics and Appliance Stores - 0.33%
Best Buy, Inc.		2,200	94,226
GameStop Corp. (a)		4,350	106,183
Total Electronics and Appliance Stores			200,409

Fabricated Metal Product Manufacturing - 0.91%
BAE Systems PLC - ADR		10,200	220,422
Chart Industries, Inc. (a)		4,135	68,641
Ducommun Inc.		1,650	30,772
Shaw Group, Inc. (a)		5,300	151,209
Silgan Holdings, Inc.		1,550	83,034
Total Fabricated Metal Product Manufacturing			554,078

Food and Beverage Stores - 0.91%
Caseys General Stores, Inc.		3,075	94,064
Koninklijke Ahold NV - ADR		27,100	365,579
Seven & I Holdings Co. Ltd. - ADR		2,200	97,438
Total Food and Beverage Stores			557,081

Food Manufacturing - 2.47%
Archer-Daniels-Midland Co.		6,050	186,401
ConAgra Foods, Inc.		12,181	270,296
Givaudan SA - ADR		11,300	179,105
Lance, Inc.		1,385	33,725
McCormick & Co, Inc.		3,200	114,176
Nestle SA - ADR		5,700	270,294
Unilever NV - ADR		14,700	452,907
Total Food Manufacturing			1,506,904

Food Services and Drinking Places - 1.74%
AFC Enterprises, Inc. (a)		6,925	54,223
Buffalo Wild Wings, Inc. (a)		2,130	85,072
CEC Entertainment, Inc. (a)		1,745	50,884
Chipotle Mexican Grill, Inc. (a)		650	54,243
CKE Restaurants, Inc.		9,085	76,677
Jack in the Box Inc. (a)		5,405	100,911
McDonald's Corp.		5,400	341,550
Papa John's International, Inc. (a)		2,730	60,388
Sodexo - ADR		4,300	241,015
Total Food Services and Drinking Places			1,064,963

Forestry and Logging - 0.29%
Weyerhaeuser Co.		4,491	174,880
Gasoline Stations - 0.09%
Susser Holdings Corp. (a)		5,385	57,081
General Merchandise Stores - 2.29%
Dollar Tree, Inc. (a)		1,950	95,491
Family Dollar Stores, Inc.		6,100	186,111
Target Corp.		2,250	104,760
Tesco PLC - ADR		14,100	295,395
Tractor Supply Co. (a)		2,240	104,586
Wal-Mart Stores, Inc.		11,218	611,942
Total General Merchandise Stores			1,398,285

Health and Personal Care Stores - 1.49%
CVS Caremark Corp.		4,870	151,019
Medco Health Solutions, Inc. (a)		5,750	363,170
PharMerica Corp. (a)		3,220	48,461
Ulta Salon Cosmetics & Fragrance Inc. (a)		5,245	86,175
Walgreen Co.		6,700	260,563
Total Health and Personal Care Stores			909,388

Heavy and Civil Engineering Construction - 0.39%
Fluor Corp.		3,500	148,680
Granite Construction, Inc.		1,955	58,591
MYR Group Inc. (a)		1,925	30,069
Total Heavy and Civil Engineering Construction			237,340

Insurance Carriers and Related Activities - 3.35%
Aetna Inc.		2,300	66,953
Aflac, Inc.		1,550	71,346
Amtrust Financial Services, Inc.		4,455	53,237
Aspen Insurance Holdings Ltd.		1,803	46,716
Assured Guaranty Ltd.		2,165	49,102
Berkshire Hathaway Inc - Class B (a)		56	187,768
Catalyst Health Solutions, Inc. (a)		3,345	113,763
First Mercury Financial Corp.		4,290	55,598
Harleysville Group, Inc.		2,345	73,797
Humana, Inc. (a)		2,650	110,002
Max Capital Group Ltd.		4,436	96,660
ProAssurance Corp. (a)		1,355	72,154
Protective Life Corp.		3,503	57,940
Prudential Financial, Inc.		2,750	137,088
RLI Corp.		1,525	76,906
Travelers Companies, Inc.		5,262	275,676
UnitedHealth Group, Inc.		8,065	231,224
Willis Group Holdings Ltd		10,000	271,500
Total Insurance Carriers and Related Activities			2,047,430

Leather and Allied Product Manufacturing - 0.38%
Iconix Brand Group, Inc. (a)		5,640	63,506
NIKE, Inc.		2,638	171,180
Total Leather and Allied Product Manufacturing			234,686

Machinery Manufacturing - 2.38%
AAON, Inc.		3,065	58,051
Applied Materials, Inc.		14,028	172,685
Barnes Group, Inc.		4,055	62,893
Canon, Inc. - ADR		6,200	236,964
Caterpillar Inc.		950	55,471
Columbus Mckinnon Corp. (a)		4,615	72,456
ESCO Technologies, Inc. (a)		1,125	37,575
Esterline Technologies Corp. (a)		1,965	79,366
General Electric Co.		14,595	233,812
Kadant, Inc. (a)		3,165	45,639
Lufkin Industries, Inc.		1,620	97,475
Novellus Systems, Inc. (a)		3,900	80,691
Smith International, Inc.		8,246	224,126
Total Machinery Manufacturing			1,457,204

Management of Companies and Enterprises - 1.13%
American Equity Invesment Life Holdings Co. (a)		4,145	30,341
Bunzl PLC - ADR		2,700	142,830
City Holding Co.		2,695	87,911
Dime Community Bancshares		7,350	82,614
Foster Wheeler AG (a)		6,890	205,598
Goldman Sachs Group, Inc.		650	110,279
Univest Corp. of Pennsylvania		1,800	29,142
Total Management of Companies and Enterprises			688,715

Merchant Wholesalers, Durable Goods - 0.83%
Anixter International, Inc. (a)		2,670	115,397
Applied Industrial Technologies Inc.		3,445	71,484
Covidien PLC		4,733	221,599
United Stationers, Inc. (a)		1,985	101,116
Total Merchant Wholesalers, Durable Goods			509,596

Merchant Wholesalers, Nondurable Goods - 0.48%
Acuity Brands, Inc.		2,370	76,504
Herbalife Ltd.		2,950	123,723
SUPERVALU, Inc.		6,938	95,952
Total Merchant Wholesalers, Nondurable Goods			296,179

Mining (except Oil and Gas) - 2.44%
Antofagasta PLC - ADR		6,500	196,755
Barrick Gold Corp.		3,800	162,222
BHP Billiton Ltd. - ADR		3,700	278,610
Consol Energy, Inc.		3,945	181,154
Peabody Energy Corp.		4,300	191,178
Potash Corp of Saskatchewan Inc.		1,700	191,114
Sterlite Industries India Ltd. - ADR		15,900	291,924
Total Mining (except Oil and Gas)			1,492,957

Miscellaneous Manufacturing - 3.73%
3m Co.		2,000	154,880
Align Technology, Inc. (a)		4,955	81,064
Boston Scientific Corp. (a)		20,615	172,548
Coach, Inc.		3,700	128,575
Conmed Corp. (a)		4,560	94,802
CryoLife, Inc. (a)		8,195	46,875
Estee Lauder Cos., Inc.		4,066	190,411
Kinetic Concepts, Inc. (a)		4,500	151,695
Medtronic, Inc.		8,242	349,790
Merit Medical Systems, Inc. (a)		4,335	71,441
Nintendo Co., Ltd. - ADR (a)		7,600	233,928
Nobel Biocare Holdings AG - ADR		14,200	209,308
Smith & Nephew PLC - ADR		5,900	282,020
SonoSite, Inc. (a)		2,445	55,233
WMS Industries, Inc. (a)		1,440	55,987
Total Miscellaneous Manufacturing			2,278,557

Motion Picture and Sound Recording Industries - 0.31%
Carmike Cinemas, Inc. (a)		2,875	17,509
Time Warner, Inc.		5,585	171,571
Total Motion Picture and Sound Recording Industries			189,080

Motor Vehicle and Parts Dealers - 0.12%
Advance Auto Parts, Inc.		1,850	72,705
Nonmetallic Mineral Product Manufacturing - 0.38%
Owens-Illinois, Inc. (a)		7,523	235,244
Nonstore Retailers - 0.75%
Amazon.com, Inc. (a)		450	61,159
Digital River, Inc. (a)		2,855	72,032
eBay, Inc. (a)		6,633	162,310
Sohu.com, Inc. (a)		2,950	164,492
Total Nonstore Retailers			459,993

Nursing and Residential Care Facilities - 0.29%
Odyssey HealthCare, Inc. (a)		4,045	58,774
Res-Care, Inc. (a)		4,250	54,527
Sun Healthcare Group, Inc. (a)		7,660	64,804
Total Nursing and Residential Care Facilities			178,105

Oil and Gas Extraction - 3.58%
Anadarko Petroleum Corp.		4,255	253,300
BASF SE - ADR		3,300	199,947
Berry Petroleum Co.		3,945	107,817
Carrizo Oil & Gas, Inc. (a)		3,780	79,569
CNOOC Ltd. - ADR		800	123,952
Occidental Petroleum Corp.		1,550	125,225
Petroleo Brasileiro SA - ADR		7,200	369,216
Rosetta Resources, Inc. (a)		4,165	65,599
Swift Energy Co. (a)		2,835	60,867
Talisman Energy, Inc.		14,100	246,186
Total SA - ADR		6,465	402,058
XTO Energy, Inc.		3,713	157,580
Total Oil and Gas Extraction			2,191,316

Other Information Services - 0.79%
Google, Inc. (a)		753	438,999
NIC, Inc.		5,200	45,032
Total Other Information Services			484,031

Paper Manufacturing - 0.55%
Kimberly-Clark Corp.		3,350	221,000
Rock-Tenn Co.		2,565	115,861
Total Paper Manufacturing			336,861

Petroleum and Coal Products Manufacturing - 2.46%
BP PLC - ADR		5,300	303,054
Chevron Corp.		2,963	231,233
Exxon Mobil Corp.		6,376	478,646
Hess Corp.		5,378	311,709
Valero Energy Corp.		11,170	177,491
Total Petroleum and Coal Products Manufacturing			1,502,133

Plastics and Rubber Products Manufacturing - 0.55%
Cooper Tire & Rubber Co.		2,690	48,205
Goodyear Tire & Rubber Co. (a)		10,978	150,508
Pactiv Corp. (a)		5,650	137,578
Total Plastics and Rubber Products Manufacturing			336,291

Primary Metal Manufacturing - 0.73%
ArcelorMittal SA - ADR		9,871	387,634
Metalico, Inc. (a)		13,725	56,822
Total Primary Metal Manufacturing			444,456

Professional, Scientific, and Technical Services - 4.99%
Accenture PLC		10,840	444,874
Administaff, Inc.		2,785	62,078
Affymetrix, Inc. (a)		6,120	29,009
Amdocs Ltd. (a)		6,000	158,580
AMN Healthcare Services, Inc. (a)		6,455	51,575
Changyou.com Ltd - ADR (a)		5,400	175,338
CRA International, Inc. (a)		2,050	50,983
DynCorp International, Inc. (a)		5,150	71,997
FTI Consulting, Inc. (a)		2,400	111,024
Human Genome Sciences, Inc. (a)		1,340	37,279
iGate Corp.		10,245	97,840
JDA Software Group, Inc. (a)		3,420	80,302
Mastercard, Inc.		500	120,430
National CineMedia, Inc.		3,850	56,248
OSI Pharmaceuticals, Inc. (a)		1,995	66,453
priceline.com, Inc. (a)		800	171,296
Publicis Groupe SA - ADR		3,400	131,478
Quality Systems, Inc.		1,765	105,000
Radiant Systems, Inc. (a)		6,585	63,809
Sapient Corp. (a)		9,920	73,011
SAVVIS, Inc. (a)		5,015	62,788
SGS SA - ADR		20,200	260,378
SolarWinds, Inc. (a)		2,510	46,560
Synaptics, Inc. (a)		3,200	86,208
TeleTech Holdings, Inc. (a)		4,460	86,033
Tetra Tech Inc. (a)		2,705	71,250
United Online, Inc.		10,620	72,216
ValueClick, Inc. (a)		8,940	84,304
VeriSign, Inc. (a)		2,800	62,832
Vocus, Inc. (a)		3,690	60,295
Total Professional, Scientific, and Technical Services			3,051,468

Publishing Industries (except Internet) - 3.92%
Adobe Systems, Inc. (a)		4,175	146,459
American Software, Inc.		5,985	36,628
infoGROUP, Inc. (a)		9,790	79,299
Informatica Corp. (a)		4,405	98,892
Lawson Software Inc. (a)		12,270	80,369
Microsoft Corp.		29,579	869,918
Oracle Corp.		21,723	479,644
Progress Software Corp. (a)		3,950	95,156
Reed Elsevier PLC - ADR		7,000	211,260
SAP AG - ADR		5,400	258,498
Smith Micro Software, Inc. (a)		6,585	41,683
Total Publishing Industries (except Internet)			2,397,806

Real Estate - 0.11%
Penn Virginia Corp.		3,755	68,041
Rental and Leasing Services - 0.13%
McGrath Rentcorp.		3,710	76,686
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.92%
BlackRock, Inc.		400	90,832
Charles Schwab Corp.		9,014	165,227
Deutsche Boerse AG - ADR		45,400	380,906
Legg Mason, Inc.		6,141	173,729
Nasdaq OMX Group, Inc. (a)		3,900	72,852
optionsXpress Holdings, Inc.		6,575	100,597
Riskmetrics Group, Inc. (a)		4,220	63,005
TD Ameritrade Holding Corp. (a)		6,300	123,732
Total Securities, Commodity Contracts, and Other Financial Investments and Related Activities			1,170,880

Sporting Goods, Hobby, Book, and Music Stores - 0.19%
Big 5 Sporting Goods Corp.		2,345	38,317
Jo-Ann Stores, Inc. (a)		2,270	75,727
Total Sporting Goods, Hobby, Book, and Music Stores			114,044

Support Activities for Mining - 0.56%
Key Energy Services, Inc. (a)		8,435	64,275
Noble Corp.		3,600	148,716
Pioneer Drilling Co. (a)		7,675	46,510
Willbros Group Inc. (a)		5,295	83,396
Total Support Activities for Mining			342,897

Support Activities for Transportation - 0.44%
HUB Group, Inc. (a)		4,080	107,916
Tidewater, Inc.		3,615	162,494
Total Support Activities for Transportation			270,410

Telecommunications - 4.09%
Alaska Communications Systems Group, Inc.		8,605	62,902
AT&T, Inc.		7,807	210,321
CenturyTel, Inc.		5,066	180,299
China Mobile Limited - ADR		6,000	281,220
DIRECTV (a)		9,560	302,383
Fidelity National Information Services Inc.		6,800	153,680
J2 Global Communications Inc Com New (a)		3,805	75,643
KDDI Corp. - ADR (a)		5,100	277,542
NTELOS Holdings Corp.		5,080	85,395
Valmont Industries, Inc.		1,050	80,472
Vodafone Group PLC - ADR		34,830	790,293
Total Telecommunications			2,500,150

Transportation Equipment Manufacturing - 1.66%
Goodrich Corp.		2,589	153,631
Honeywell International, Inc.		7,423	285,563
Lockheed Martin Corp.		1,650	127,429
Tenneco, Inc. (a)		3,080	44,414
Toyota Motor Corp. - ADR		2,400	188,496
Triumph Group Inc.		1,550	74,385
United Technologies Corp.		2,100	141,204
Total Transportation Equipment Manufacturing			1,015,122

Utilities - 2.98%
Allegheny Energy, Inc.		8,150	179,137
American Electric Power Co., Inc.		6,993	225,105
Cleco Corp		2,455	62,652
DPL, Inc.		2,700	72,522
EQT Corp.		5,576	229,452
Otter Tail Corp.		2,225	51,242
Pinnacle West Cap Corp.		2,200	77,198
Public Service Enterprise Group Inc.		6,471	202,930
Siemens AG - ADR		5,108	503,751
Suez Environnement Co. - ADR		10,900	121,753
UIL Holdings Corp.		1,615	43,540
Unitil Corp.		2,415	51,174
Total Utilities			1,820,456

Waste Management and Remediation Services - 0.19%
American Ecology Corp.		2,985	48,327
IESI-BFC Ltd.		4,580	64,853
Total Waste Management and Remediation Services			113,180

Water Transportation - 0.19%
ENSCO International, Inc.		2,650	116,600
Wholesale Electronic Markets and Agents and Brokers - 0.20%
Reliance Steel & Aluminum Co.		3,050	124,684
Wood Product Manufacturing - 0.14%
Koppers Holdings, Inc.		2,935	82,914
TOTAL COMMON STOCKS (Cost $56,582,812)			$58,808,025

REAL ESTATE INVESTMENT TRUSTS - 0.80%
Real Estate - 0.80%
Cousins Properties, Inc.		15	$108
EastGroup Properties Inc.		2,400	91,008
Entertainment Properties Trust		2,670	84,345
Home Properties, Inc.		2,695	121,087
Sovran Self Storage, Inc.		2,735	88,395
Tanger Factory Outlet Centers		2,555	100,284
Total Real Estate			485,227

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $463,859)			$485,227

EXCHANGE TRADED FUNDS - 0.09%
Funds, Trusts, and Other Financial Vehicles - 0.09%
Ishares Russell 2000 Index Fund		950	55,195
TOTAL EXCHANGE TRADED FUNDS (Cost $55,547)			$55,195

INVESTMENT COMPANIES - 0.24%
Funds, Trusts, and Other Financial Vehicles - 0.24%
Apollo Investment Corp.		8,905	85,666
Ares Capital Corp.		5,355	62,225
Total Funds, Trusts, and Other Financial Vehicles			147,891

TOTAL INVESTMENT COMPANIES (Cost $144,906)			$147,891

PREFERRED STOCKS - 0.98%
Telecommunications - 0.29%
Vivo Participacoes SA		5,900	179,950
Utilities - 0.69%
Ultrapar Participacoes SA		8,900	420,970
TOTAL PREFERRED STOCKS (Cost $469,667)			$600,920

		Principal
		Amount
SHORT TERM INVESTMENTS - 0.39%
AIM STIT Treasury Portfolio		46,489	46,489
Fidelity Institutional Government Portfolio		187,858	187,858
TOTAL SHORT TERM INVESTMENTS (Cost $234,347)			$234,347

Total Investments (Cost $57,951,138) - 98.70%			60,331,605
Other Assets in Excess of Liabilities - 1.30%			797,555
TOTAL NET ASSETS - 100.00%			$61,129,160

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at November 30, 2009
	was as follows*:

	Cost of investments		$ 57,951,138
	Gross unrealized appreciation		4,058,986
	Gross unrealized depreciation		(1,678,519)
	Net unrealized appreciation		$ 2,380,467

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at November 30, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Agriculture, Forestry, Fishing and Hunting	$ 174,880	$ -	$ -	$ 174,880
Accommodation and Food Services	1,064,963	-	-	1,064,963
Administrative Support, Waste Management	582,377	-	-	582,377
Arts and Entertainment and Recreation	72,470	-	-	72,470
Construction	536,578	-	-	536,578
Educational Services	80,296	-	-	80,296
Finance and Insurance	9,407,835	-	-	9,407,835
Health Care and Social Assistance	257,327	-	-	257,327
Information	6,282,402	-	-	6,282,402
Management of Companies and Enterprises	688,715	-	-	688,715
Manufacturing	24,919,735	-	-	24,919,735
Mining	4,027,171	-	-	4,027,171
Professional, Scientific, and Technical Services	3,051,468	-	-	3,051,468
Real Estate and Rental and Leasing	629,953	-	-	629,953
Retail Trade	4,333,466	-	-	4,333,466
Transportation and Warehousing	815,737	-	-	815,737
Utilities	2,241,426	-	-	2,241,426
Wholesale Trade	930,459	-	-	930,459
Total Equity	60,097,258	-	-	60,097,258

Short-Term Investments	234,347	-	-	234,347

Total Investments in Securities	$ 60,331,605	$ -	$ -	$ 60,331,605

Disclosures about Derivative Instruments and Hedging Activities

The fund was not invested in derivative securities or engaged in hedging activities as of November 30, 2009.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By   /s/ Joseph Neuberger
              Joseph Neuberger, President

Date     1/25/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Joseph Neuberger
             Joseph Neuberger, President

Date   1/25/10

By  /s/ John Buckel
             John Buckel, Treasurer

Date   1/25/10